DESCRIPTION OF PLAN (Details) - EBP 401 - USD ($)			11 Months Ended	12 Months Ended
	Dec. 01, 2025	Jan. 01, 2025	Dec. 28, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Matching percentage		6.00%			4.00%
Annual increase				1.00%
Employee contributions matching percentage					100.00%
Total matching contribution				$ 8,039,210	$ 10,490,958
Forfeited contributions, decrease				$ 720,808	1,253,803
Forfeited nonvested accounts					$ 133,993
Employer vesting percentage				100.00%
Minimum increment percentage	1.00%
Minimum loan amount				$ 500
Maximum vested account balance				$ 50,000
Maximum borrowing amount percentage				50.00%
Shares registered (in shares)	1,000,000
Minimum
EBP, Description of Plan [Line Items]
Pre tax eligible compensation				1.00%
Percentage of eligible compensation			6.00%	4.00%
Discretionary match		0.00%
Basis spread on interest rate				3.25%	3.25%
Maximum
EBP, Description of Plan [Line Items]
Pre tax eligible compensation				50.00%
Percentage of eligible compensation			10.00%	6.00%
Discretionary match		2.00%
Basis spread on interest rate				9.25%	9.50%